UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2012

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 78.6%
Industrial - 40.0%
Basic - 3.1%
Air Products & Chemicals, Inc.
3.00%, 11/03/21	$40	$41,425
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	90	91,800
ArcelorMittal
6.125%, 6/01/18	113	117,879
Dow Chemical Co. (The)
4.125%, 11/15/21	80	84,195
7.375%, 11/01/29	95	125,898
Ecolab, Inc.
4.35%, 12/08/21	94	103,617
EI du Pont de Nemours & Co.
3.625%, 1/15/21	110	121,409
4.625%, 1/15/20	60	70,587
International Paper Co.
7.95%, 6/15/18	150	187,199
Lubrizol Corp.
8.875%, 2/01/19	95	131,400
Packaging Corp. of America
5.75%, 8/01/13	95	99,904
PPG Industries, Inc.
6.65%, 3/15/18	45	54,605
Praxair, Inc.
3.25%, 9/15/15	110	117,692
Teck Resources Ltd.
5.375%, 10/01/15	90	99,072
Vale Overseas Ltd.
6.25%, 1/11/16	100	113,255

		1,559,937

Capital Goods - 4.6%
BAE Systems PLC
4.75%, 10/11/21 (a)	30	31,535
Boeing Capital Corp.
2.125%, 8/15/16	50	52,032
Boeing Co. (The)
4.875%, 2/15/20	20	23,880
5.875%, 2/15/40	90	118,103
Caterpillar, Inc.
3.90%, 5/27/21	230	255,517
7.375%, 3/01/97	280	407,042
CRH America, Inc.
5.30%, 10/15/13	130	135,422
General Dynamics Corp.
3.875%, 7/15/21	50	55,293
General Electric Co.
5.25%, 12/06/17	150	175,296
Goodrich Corp.
3.60%, 2/01/21	55	57,567
Honeywell International, Inc.
5.30%, 3/01/18	40	48,125
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 4/15/14	135	156,526

	Principal Amount (000)	U.S. $ Value
John Deere Capital Corp.
3.15%, 10/15/21	$189	$198,439
Lockheed Martin Corp.
3.35%, 9/15/21	160	162,580
Owens Corning
9.00%, 6/15/19	160	195,729
Republic Services, Inc.
5.50%, 9/15/19	145	167,337
United Technologies Corp.
6.125%, 2/01/19	50	62,276

		2,302,699

Communications - Media - 4.8%
CBS Corp.
5.625%, 8/15/12	4	4,096
7.875%, 7/30/30	85	109,886
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	158,817
Comcast Corp.
5.15%, 3/01/20	115	133,476
COX Communications, Inc.
5.875%, 12/01/16 (a)	135	157,392
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	155	167,339
5.00%, 3/01/21	110	120,991
Grupo Televisa SAB
6.00%, 5/15/18	100	113,617
NBCUniversal Media LLC
4.375%, 4/01/21	125	135,709
News America, Inc.
4.50%, 2/15/21	120	130,445
8.875%, 4/26/23	125	164,268
Omnicom Group, Inc.
6.25%, 7/15/19	115	133,583
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	75	93,215
TCI Communications, Inc.
7.875%, 2/15/26	150	197,540
Time Warner Cable, Inc.
4.00%, 9/01/21	200	209,169
4.125%, 2/15/21	100	105,327
6.75%, 7/01/18	125	151,411
WPP Finance UK
8.00%, 9/15/14	100	112,706

		2,398,987

Communications - Telecommunications - 6.0%
American Tower Corp.
7.25%, 5/15/19	100	113,558
Ameritech Capital Funding Corp.
6.55%, 1/15/28	280	321,948
AT&T, Inc.
3.875%, 8/15/21	410	440,113
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	395	500,361

	Principal Amount (000)	U.S. $ Value
British Telecommunications PLC
9.625%, 12/15/30	$75	$111,496
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	55	76,674
Deutsche Telekom International Finance BV
3.125%, 4/11/16 (a)	200	205,653
France Telecom SA
4.125%, 9/14/21	30	31,161
5.375%, 1/13/42	20	21,061
Qwest Corp.
6.75%, 12/01/21	130	144,217
7.625%, 6/15/15	55	62,616
Telecom Italia Capital SA
6.175%, 6/18/14	80	80,400
Telefonica Emisiones SAU
5.462%, 2/16/21	90	89,416
United States Cellular Corp.
6.70%, 12/15/33	25	25,112
Verizon Communications, Inc.
3.00%, 4/01/16	50	53,157
3.50%, 11/01/21	150	156,886
5.55%, 2/15/16	130	150,802
Verizon New York, Inc.
Series B
7.375%, 4/01/32	290	343,463
Vodafone Group PLC
2.875%, 3/16/16	16	16,868
4.375%, 3/16/21	60	67,537

		3,012,499

Consumer Cyclical - Automotive - 0.4%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	60	65,414
Johnson Controls, Inc.
5.50%, 1/15/16	105	118,204

		183,618

Consumer Cyclical - Entertainment - 1.5%
Time Warner, Inc.
4.70%, 1/15/21	60	66,296
4.75%, 3/29/21	150	166,010
6.25%, 3/29/41	130	157,305
Viacom, Inc.
6.25%, 4/30/16	125	146,158
Walt Disney Co. (The)
2.75%, 8/16/21	180	185,434
Series E
0.875%, 12/01/14	50	50,318

		771,521

Consumer Cyclical - Restaurants - 0.4%
McDonald’s Corp.
2.625%, 1/15/22	90	91,510
5.35%, 3/01/18	50	60,460

	Principal Amount (000)	U.S. $ Value
Yum! Brands, Inc.
3.875%, 11/01/20	$60	$62,120

		214,090

Consumer Cyclical - Retailers - 2.5%
AutoZone, Inc.
5.50%, 11/15/15	110	123,539
CVS Caremark Corp.
6.60%, 3/15/19	160	198,000
Home Depot, Inc. (The)
4.40%, 4/01/21	80	91,781
5.40%, 9/15/40	80	95,295
Kohl’s Corp.
4.00%, 11/01/21	50	51,864
6.25%, 12/15/17	85	101,721
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	53	54,298
Target Corp.
2.90%, 1/15/22	100	101,088
Wal-Mart Stores, Inc.
2.80%, 4/15/16	170	182,474
4.25%, 4/15/21	240	276,365

		1,276,425

Consumer Non-Cyclical - 6.5%
Abbott Laboratories
4.125%, 5/27/20	185	207,531
Ahold Finance USA LLC
6.875%, 5/01/29	75	95,571
Altria Group, Inc.
4.75%, 5/05/21	130	143,786
9.25%, 8/06/19	65	88,492
9.70%, 11/10/18	75	103,290
Aristotle Holding, Inc.
3.50%, 11/15/16 (a)	60	61,701
Beam, Inc.
5.375%, 1/15/16	18	19,963
Bristol-Myers Squibb Co.
5.45%, 5/01/18	20	24,410
Coca-Cola Co. (The)
3.30%, 9/01/21	145	156,698
Colgate-Palmolive Co.
1.30%, 1/15/17	40	40,209
ConAgra Foods, Inc.
9.75%, 3/01/21	100	136,927
Delhaize Group SA
5.70%, 10/01/40	100	97,782
Eli Lilly & Co.
5.20%, 3/15/17	20	23,458
General Mills, Inc.
3.15%, 12/15/21	75	76,348
5.70%, 2/15/17	60	70,860
Gilead Sciences, Inc.
4.40%, 12/01/21	19	20,568
Hershey Co. (The)
1.50%, 11/01/16	148	149,623
Johnson & Johnson

	Principal Amount (000)	U.S. $ Value
2.15%, 5/15/16	$100	$105,193
3.55%, 5/15/21	70	78,431
Kimberly-Clark Corp.
6.125%, 8/01/17	30	37,005
Kraft Foods, Inc.
5.375%, 2/10/20	150	175,178
6.50%, 2/09/40	100	128,247
McKesson Corp.
7.50%, 2/15/19	105	136,275
Merck & Co., Inc.
3.875%, 1/15/21	190	215,329
Novartis Securities Investment Ltd.
5.125%, 2/10/19	45	53,763
PepsiCo, Inc./NC
3.00%, 8/25/21	280	292,956
Pfizer, Inc.
6.20%, 3/15/19	140	176,132
Procter & Gamble Co. (The)
4.70%, 2/15/19	50	59,706
5.80%, 8/15/34	55	72,955
6.45%, 1/15/26	20	27,257
Reynolds American, Inc.
7.30%, 7/15/15	70	79,078
Whirlpool Corp.
8.60%, 5/01/14	10	11,213
Wyeth
6.00%, 2/15/36	100	129,595

		3,295,530

Energy - 4.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16	105	120,546
Apache Corp.
5.625%, 1/15/17	135	161,249
ConocoPhillips
6.00%, 1/15/20	160	201,408
ConocoPhillips Holding Co.
6.95%, 4/15/29	116	159,490
Encana Corp.
4.75%, 10/15/13	130	136,728
Hess Corp.
5.60%, 2/15/41	40	46,090
7.875%, 10/01/29	64	88,100
Marathon Petroleum Corp.
3.50%, 3/01/16	10	10,302
5.125%, 3/01/21	17	18,065
Nabors Industries, Inc.
9.25%, 1/15/19	64	80,859
Nexen, Inc.
7.50%, 7/30/39	20	25,366
Noble Energy, Inc.
4.15%, 12/15/21	60	62,394
8.25%, 3/01/19	98	124,113
Noble Holding International Ltd.
4.90%, 8/01/20	90	96,630
Petro-Canada
6.05%, 5/15/18	245	294,941

	Principal Amount (000)	U.S. $ Value
Talisman Energy, Inc.
7.75%, 6/01/19	$40	$50,067
Transocean, Inc.
6.50%, 11/15/20	230	254,709
Valero Energy Corp.
6.125%, 2/01/20	120	136,825
9.375%, 3/15/19	65	82,950
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	90	120,577

		2,271,409

Services - 0.2%
Western Union Co. (The)
5.93%, 10/01/16	100	116,141

Technology - 4.2%
Agilent Technologies, Inc.
5.00%, 7/15/20	13	14,665
Cisco Systems, Inc.
3.15%, 3/14/17	140	153,932
4.45%, 1/15/20	70	81,075
4.95%, 2/15/19	35	41,155
Dell, Inc.
5.65%, 4/15/18	130	152,848
Harris Corp.
5.00%, 10/01/15	90	98,158
Hewlett-Packard Co.
3.75%, 12/01/20	60	60,339
4.375%, 9/15/21	75	78,914
4.65%, 12/09/21	184	197,934
Intel Corp.
3.30%, 10/01/21	130	137,909
International Business Machines Corp.
2.90%, 11/01/21	280	291,252
8.375%, 11/01/19	85	122,528
Microsoft Corp.
4.20%, 6/01/19	70	80,943
5.30%, 2/08/41	60	76,486
Oracle Corp.
5.00%, 7/08/19	105	124,544
6.50%, 4/15/38	75	101,654
Science Applications International Corp.
6.25%, 7/01/12	50	51,151
Xerox Corp.
5.65%, 5/15/13	130	137,138
6.40%, 3/15/16	105	118,894

		2,121,519

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	65	69,713

Transportation - Railroads - 0.6%
Canadian Pacific Railway Co.
7.25%, 5/15/19	80	94,704
Norfolk Southern Corp.
3.25%, 12/01/21	180	185,934

	Principal Amount (000)	U.S. $ Value
Union Pacific Corp.
4.00%, 2/01/21	$40	$43,448

		324,086

Transportation - Services - 0.6%
Asciano Finance Ltd.
5.00%, 4/07/18 (a)	39	40,249
FedEx Corp.
7.375%, 1/15/14	85	94,632
8.00%, 1/15/19	40	52,833
Ryder System, Inc.
5.85%, 11/01/16	28	31,914
United Parcel Service, Inc.
3.125%, 1/15/21	70	75,506

		295,134

		20,213,308

Financial Institutions - 29.4%
Banking - 18.4%
American Express Bank FSB
5.50%, 4/16/13	135	142,011
American Express Credit Corp.
2.80%, 9/19/16	225	230,098
Bank of America Corp.
5.00%, 5/13/21	270	264,218
5.42%, 3/15/17	200	196,135
5.70%, 1/24/22	100	103,584
Series 1
3.75%, 7/12/16	320	315,092
Bank of New York Mellon Corp. (The)
1.70%, 11/24/14	130	132,129
3.55%, 9/23/21	70	73,332
Barclays Bank PLC
5.125%, 1/08/20	235	250,931
BB&T Corp.
5.20%, 12/23/15	30	32,695
6.85%, 4/30/19	155	192,958
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	260	280,535
BNP Paribas SA
5.00%, 1/15/21	60	60,067
Capital One Financial Corp.
6.15%, 9/01/16	298	315,838
Citigroup, Inc.
4.45%, 1/10/17	210	218,958
4.875%, 5/07/15	170	173,048
5.00%, 9/15/14	305	313,646
5.375%, 8/09/20	200	211,772
6.125%, 8/25/36	115	110,966
Countrywide Financial Corp.
6.25%, 5/15/16	253	254,562
Credit Suisse/New York NY
4.375%, 8/05/20	250	254,643
Fifth Third Bancorp
3.625%, 1/25/16	80	83,384
6.25%, 5/01/13	105	110,768
Goldman Sachs Group, Inc. (The)

	Principal Amount (000)	U.S. $ Value
3.625%, 2/07/16	$300	$298,824
6.00%, 6/15/20	445	470,293
6.125%, 2/15/33	147	149,882
HSBC Bank USA NA/New York NY
4.625%, 4/01/14	145	150,603
JPMorgan Chase & Co.
3.15%, 7/05/16	295	299,496
3.40%, 6/24/15	175	182,712
4.50%, 1/24/22	295	303,992
4.95%, 3/25/20	120	128,679
KeyCorp
3.75%, 8/13/15	150	157,599
Morgan Stanley
3.80%, 4/29/16	190	184,616
5.50%, 7/24/20-7/28/21	530	523,463
7.25%, 4/01/32	55	58,755
PNC Funding Corp.
2.70%, 9/19/16	195	201,236
Royal Bank of Scotland PLC (The)
4.375%, 3/16/16	70	70,929
6.125%, 1/11/21	205	220,322
SouthTrust Corp.
5.80%, 6/15/14	145	156,380
State Street Corp.
5.375%, 4/30/17	95	109,745
SunTrust Banks, Inc.
3.60%, 4/15/16	165	170,449
UBS AG/Stamford CT
5.75%, 4/25/18	130	145,377
5.875%, 12/20/17	170	190,411
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	100	81,457
US Bancorp
1.375%, 9/13/13	125	126,009
Wells Fargo & Co.
3.676%, 6/15/16	400	426,157
4.60%, 4/01/21	160	175,739

		9,304,495

Brokerage - 0.3%
Charles Schwab Corp. (The)
4.95%, 6/01/14	50	54,449
Schwab Capital Trust I
7.50%, 11/15/37	95	96,448

		150,897

Finance - 2.7%
GE Capital Trust I
6.375%, 11/15/67	345	343,741
General Electric Capital Corp.
1.875%, 9/16/13	100	101,258
5.40%, 2/15/17	235	266,197
5.625%, 5/01/18	90	103,186
5.875%, 1/14/38	240	262,560
HSBC Finance Capital Trust IX
5.911%, 11/30/35	170	147,050

	Principal Amount (000)	U.S. $ Value
SLM Corp.
5.05%, 11/14/14	$110	$110,773

		1,334,765

Insurance - 6.0%
Aflac, Inc.
3.45%, 8/15/15	15	15,792
Allstate Corp. (The)
6.125%, 5/15/37	28	26,408
American International Group, Inc.
6.40%, 12/15/20	230	250,173
AON Corp.
3.125%, 5/27/16	65	66,756
Assurant, Inc.
5.625%, 2/15/14	70	73,148
Berkshire Hathaway Finance Corp.
5.40%, 5/15/18	165	196,879
Berkshire Hathaway, Inc.
2.20%, 8/15/16	200	206,727
Chubb Corp. (The)
5.75%, 5/15/18	140	169,185
CIGNA Corp.
7.875%, 5/15/27	65	83,380
Coventry Health Care, Inc.
6.30%, 8/15/14	95	103,394
Genworth Financial, Inc.
6.515%, 5/22/18	55	54,225
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	75	96,658
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	45	43,154
Lincoln National Corp.
8.75%, 7/01/19	82	102,552
Markel Corp.
7.125%, 9/30/19	90	103,619
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	150	160,125
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	80	98,349
OneBeacon US Holdings, Inc.
5.875%, 5/15/13	38	39,325
Principal Financial Group, Inc.
7.875%, 5/15/14	60	66,689
Prudential Financial, Inc.
5.15%, 1/15/13	130	134,495
Series B
4.50%, 7/15/13	195	203,189
Swiss Re Solutions Holding Corp.
7.00%, 2/15/26	90	105,805
UnitedHealth Group, Inc.
3.375%, 11/15/21	120	126,210
4.875%, 3/15/15	140	155,382
WellPoint, Inc.
5.875%, 6/15/17	20	23,358
7.00%, 2/15/19	210	258,353

	Principal Amount (000)	U.S. $ Value
XL Group PLC
6.25%, 5/15/27	$75	$78,538

		3,041,868

REITS - 2.0%
Duke Realty LP
6.75%, 3/15/20	55	64,131
ERP Operating LP
4.625%, 12/15/21	50	53,280
5.25%, 9/15/14	115	123,963
HCP, Inc.
5.65%, 12/15/13	105	111,648
Health Care REIT, Inc.
5.25%, 1/15/22	100	105,598
6.20%, 6/01/16	85	93,026
Kimco Realty Corp.
4.30%, 2/01/18	80	82,079
6.875%, 10/01/19	70	81,634
Realty Income Corp.
5.75%, 1/15/21	160	177,258
Regency Centers LP
5.875%, 6/15/17	110	123,185

		1,015,802

		14,847,827

Utility - 9.2%
Electric - 5.3%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	40	40,517
Ameren Corp.
8.875%, 5/15/14	67	75,653
Carolina Power & Light Co.
5.30%, 1/15/19	70	83,149
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	114,604
6.65%, 4/01/19	40	50,959
Constellation Energy Group, Inc.
4.55%, 6/15/15	90	97,288
Consumers Energy Co.
Series D
5.375%, 4/15/13	105	110,830
Dominion Resources, Inc./VA
Series 06-B
2.879%, 9/30/66 (b)	235	203,507
DTE Energy Co.
6.35%, 6/01/16	130	151,793
Duke Energy Carolinas LLC
3.90%, 6/15/21	130	144,263
Duke Energy Corp.
3.55%, 9/15/21	100	104,103
Enersis SA/Cayman Island
7.40%, 12/01/16	70	83,013
FirstEnergy Corp.
Series C
7.375%, 11/15/31	107	137,726

	Principal Amount (000)	U.S. $ Value
FirstEnergy Solutions Corp.
6.05%, 8/15/21	$90	$102,180
Integrys Energy Group, Inc.
6.11%, 12/01/66	120	117,750
Nevada Power Co.
7.125%, 3/15/19	145	183,876
Nisource Finance Corp.
5.40%, 7/15/14	105	114,896
6.80%, 1/15/19	100	118,816
Oncor Electric Delivery Co. LLC
6.80%, 9/01/18	115	141,208
Pacific Gas & Electric Co.
5.625%, 11/30/17	195	233,549
PacifiCorp
6.00%, 1/15/39	70	90,752
Potomac Electric Power Co.
6.50%, 11/15/37	65	89,552
PSEG Power LLC
4.15%, 9/15/21	23	24,012
TECO Finance, Inc.
6.572%, 11/01/17	70	83,462

		2,697,458

Natural Gas - 3.9%
AGL Capital Corp.
5.25%, 8/15/19	105	119,956
CenterPoint Energy Resources Corp.
4.50%, 1/15/21	99	106,518
Colorado Interstate Gas Co.
6.80%, 11/15/15	15	17,253
Enbridge Energy Partners LP
4.20%, 9/15/21	100	106,057
Energy Transfer Partners LP
4.65%, 6/01/21	70	71,463
6.125%, 2/15/17	120	132,376
Enterprise Products Operating LLC
4.05%, 2/15/22	100	103,300
5.25%, 1/31/20	150	167,785
EQT Corp.
8.125%, 6/01/19	80	93,811
Kinder Morgan Energy Partners LP
3.50%, 3/01/16	120	126,238
7.40%, 3/15/31	145	172,140
ONEOK Partners LP
3.25%, 2/01/16	190	198,620
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 2/01/21	130	143,836
8.75%, 5/01/19	25	32,213
Spectra Energy Capital LLC
6.20%, 4/15/18	71	82,408
8.00%, 10/01/19	70	89,356
Spectra Energy Partners LP
4.60%, 6/15/21	75	79,361

	Principal Amount (000)	U.S. $ Value
Williams Partners LP
5.25%, 3/15/20	$115	$126,767

		1,969,458

		4,666,916

Total Corporates - Investment Grades (cost $38,030,803)		39,728,051

GOVERNMENTS - TREASURIES - 12.6%
United States - 12.6%
U.S. Treasury Bonds
3.75%, 8/15/41	440	512,944
4.625%, 2/15/40	930	1,246,200
5.375%, 2/15/31	1,420	2,021,282
U.S. Treasury Notes
0.125%, 12/31/13	1,580	1,577,284
0.875%, 12/31/16	1,010	1,018,916

Total Governments - Treasuries (cost $6,066,799)		6,376,626

CORPORATES - NON-INVESTMENT GRADES - 1.2%
Industrial - 0.9%
Basic - 0.4%
Commercial Metals Co.
7.35%, 8/15/18	80	79,800
Weyerhaeuser Co.
8.50%, 1/15/25	90	104,095

		183,895

Capital Goods - 0.4%
Mohawk Industries, Inc.
6.875%, 1/15/16	100	108,750
Textron Financial Corp.
5.40%, 4/28/13	95	97,755

		206,505

Consumer Non-Cyclical - 0.1%
Universal Health Services, Inc.
7.125%, 6/30/16	65	71,500

		461,900

Utility - 0.2%
Electric - 0.2%
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	105	103,687

Financial Institutions - 0.1%
Finance - 0.1%
International Lease Finance Corp.
5.625%, 9/20/13	65	65,163

Total Corporates - Non-Investment Grades (cost $619,845)		630,750

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.6%
Time Deposit - 4.6%
State Street Time Deposit 0.01%, 2/01/12 (cost $2,305,257)	$2,305	$2,305,257

Total Investments - 97.0% (cost $47,022,704) (c)		49,040,684
Other assets less liabilities - 3.0%		1,527,053

Net Assets - 100.0%		$50,567,737

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $1,039,050 or 2.1% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at January 31, 2012.
(c)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,126,764 and gross unrealized depreciation of investments was $(108,784), resulting in net unrealized appreciation of $2,017,980.

Glossary:

REIT	–	Real Estate Investment Trust

AllianceBernstein Corporate Income Shares

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$39,728,051		$	– 0	–	$39,728,051
Governments - Treasuries		– 0	–	6,376,626			– 0	–	6,376,626
Corporates - Non-Investment Grades		– 0	–	630,750			– 0	–	630,750
Short-Term Investments		– 0	–	2,305,257			– 0	–	2,305,257

Total Investments in Securities		– 0	–	49,040,684			– 0	–	49,040,684
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$49,040,684		$	– 0	–	$49,040,684

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Corporate Shares - International Focus Shares

Portfolio of Investments

January 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.6%
Consumer Discretionary - 28.2%
Anhanguera Educacional Participacoes SA	2,440	$32,818
Estacio Participacoes SA	7,000	79,607
Golden Eagle Retail Group Ltd.	33,000	75,829
MRV Engenharia e Participacoes SA	8,800	67,743
Sands China Ltd. (a)	10,000	33,563
Trinity Ltd.	68,000	54,709

		344,269

Consumer Staples - 15.2%
Jeronimo Martins SGPS SA (a)	3,070	51,294
Olam International Ltd.	65,000	133,729

		185,023

Information Technology - 14.4%
Samsung Electronics Co., Ltd. (Preference Shares)	96	56,359
Telecity Group PLC (a)	7,470	76,281
Temenos Group AG (a)	2,410	43,518

		176,158

Industrials - 14.2%
Capita Group PLC (The)	7,089	68,782
Intertek Group PLC	1,730	57,662
Localiza Rent a Car SA	2,400	39,409
Samsung Engineering Co., Ltd.	40	7,618

		173,471

Financials - 12.2%
Admiral Group PLC	2,400	35,588
Compartamos SAB de CV	19,240	22,496
IG Group Holdings PLC	4,240	31,666
Standard Chartered PLC	2,450	59,211

		148,961

Health Care - 2.9%
Aspen Pharmacare Holdings Ltd. (a)	2,790	35,499

Energy - 2.5%
Afren PLC (a)	15,940	30,338

Total Common Stocks (cost $1,175,864)		1,093,719

WARRANTS - 6.6%
Financials - 4.7%
Consumer Finance - 4.7%
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(b)	4,910	57,888

Industrials - 1.9%
Construction & Engineering - 1.9%
Samsung Engineering Co., Ltd., Macquarie Bank Ltd., expiring 3/02/15 (a)	120	22,912

Company	Shares	U.S. $ Value
Total Warrants (cost $92,332)		$80,800

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $12,808)	12,808	12,808

Total Investments - 97.3% (cost $1,281,004) (d)		1,187,327
Other assets less liabilities - 2.7%		33,002

Net Assets - 100.0%		$1,220,329

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
HSBC Securities Inc.:
Brazilian Real settling 2/02/12	118	$67,622	$67,537	$(85)
Brazilian Real settling 2/02/12	39	22,425	22,321	(104)
State Street Bank and Trust Co.:
Australian Dollar settling 3/15/12	16	16,341	16,908	567
Australian Dollar settling 3/15/12	12	12,136	12,681	545
Canadian Dollar settling 3/15/12	17	16,507	16,937	430
Canadian Dollar settling 3/15/12	22	21,575	21,919	344
Euro settling 3/15/12	11	14,340	14,390	50
Euro settling 3/15/12	53	71,001	69,333	(1,668)
Great British Pound settling 3/15/12	39	61,112	61,436	324
Hong Kong Dollar settling 3/15/12	77	9,896	9,929	33
Japanese Yen settling 3/15/12	10,705	137,549	140,517	2,968
Japanese Yen settling 3/15/12	2,578	33,311	33,839	528
Japanese Yen settling 3/15/12	765	9,935	10,042	107
Swedish Krona settling 3/15/12	145	20,966	21,275	309
Swedish Krona settling 3/15/12	428	63,374	62,796	(578)
Swiss Franc settling 3/15/12	28	30,448	30,438	(10)
UBS AG:
Brazilian Real settling 2/02/12	79	45,426	45,215	(211)
Sale Contracts
Barclays Capital Inc.:
Brazilian Real settling 2/02/12	39	20,778	22,322	(1,544)
Brazilian Real settling 3/15/12	17	9,576	9,629	(53)
Brown Brothers Harriman & Co.:
Indonesian Rupiah settling 2/15/12	702	13,531	14,151	(620)
HSBC Securities Inc.:
Brazilian Real settling 2/02/12	118	67,851	67,536	315
Brazilian Real settling 5/03/12	118	66,337	66,211	126
Morgan Stanley Capital Services, Inc.:
Brazilian Real settling 3/15/12	20	10,974	11,329	(355)
Standard Charter Bank:
Hong Kong Dollar settling 3/15/12	166	21,371	21,406	(35)
State Street Bank and Trust Co.:
Great British Pound settling 3/15/12	20	31,151	31,506	(355)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2012	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 3/15/12	92	$143,702	$144,925	$(1,223)
Great British Pound settling 3/15/12	26	39,673	40,957	(1,284)
Hong Kong Dollar settling 3/15/12	350	45,087	45,132	(45)
Japanese Yen settling 3/15/12	687	8,805	9,018	(213)
Singapore Dollar settling 3/15/12	48	37,395	38,160	(765)
Swiss Franc settling 3/15/12	28	29,885	30,438	(553)
UBS AG:
Brazilian Real settling 2/02/12	79	43,598	45,215	(1,617)

				$(4,672)

TOTAL RETURN SWAP CONTRACTS ON EQUITIES

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Equities
Receive	BG Group	660	—	$10	7/29/13	Credit Suisse International	$(507)
Receive	Apple, Inc.	36	—	16	8/15/12	Morgan Stanley & Co. International PLC	327
Receive	Apple, Inc.	3	—	1	8/15/12	Morgan Stanley & Co. International PLC	96
Receive	Apple, Inc.	29	0.10%	12	8/15/12	Morgan Stanley & Co. International PLC	920
Receive	Baidu, Inc.	120	—	15	8/15/12	Morgan Stanley & Co. International PLC	710
Receive	Google, Inc.	16	—	9	8/15/12	Morgan Stanley & Co. International PLC	(62)
Receive	Google, Inc.	44	0.10%	28	8/15/12	Morgan Stanley & Co. International PLC	(2,137)
Pay Total Return on Reference Equities
Pay	Procter & Gamble Co. (The)	700	—	46	8/15/12	Credit Suisse International	1,435
Pay	Carnival Corp.	930	0.09%	29	8/15/12	Morgan Stanley & Co. International PLC	1,167
Pay	Linkedln Corp.	225	0.10%	16	8/15/12	Morgan Stanley & Co. International PLC	(487)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	Linkedln Corp.	100	0.10%	$7	8/15/12	Morgan Stanley & Co. International PLC	$(258)
Pay	Linkedln Corp.	72	0.10%	5	8/15/12	Morgan Stanley & Co. International PLC	(158)
Pay	Linkedln Corp.	100	0.10%	7	8/15/12	Morgan Stanley & Co. International PLC	(218)
Pay	LM Ericsson Telecom Co.	1,730	0.08%	18	8/15/12	Morgan Stanley & Co. International PLC	1,571
Pay	Netflix, Inc.	160	0.08%	15	8/15/12	Morgan Stanley & Co. International PLC	(4,081)
Pay	Salesforce.com, Inc.	13	0.10%	1	8/15/12	Morgan Stanley & Co. International PLC	(174)
Pay	Salesforce.com, Inc.	54	0.10%	6	8/15/12	Morgan Stanley & Co. International PLC	(723)

							$(2,579)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the market value of this security amounted to $57,888 or 4.7% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,458 and gross unrealized depreciation of investments was $(136,135), resulting in net unrealized depreciation of $(93,677).

AllianceBernstein Corporate Shares - International Focus Shares

January 31, 2012 (unaudited)

COUNTRY BREAKDOWN *

30.3%	United Kingdom
18.5%	Brazil
11.2%	Singapore
7.4%	Hong Kong
7.3%	South Korea
6.4%	China
4.9%	India
4.3%	Portugal
3.7%	Switzerland
3.0%	South Africa
1.9%	Mexico
1.1%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AllianceBernstein Corporate Shares - International Focus Shares

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$180,168		$164,101		$	– 0	–	$344,269
Consumer Staples	– 0	–	185,023			– 0	–	185,023
Information Technology	– 0	–	176,158			– 0	–	176,158
Industrials	39,409		134,062			– 0	–	173,471
Financials	58,084		90,877			– 0	–	148,961
Health Care	– 0	–	35,499			– 0	–	35,499
Energy	– 0	–	30,338			– 0	–	30,338
Warrants	– 0	–	– 0	–		80,800		80,800
Short-Term Investments	12,808		– 0	–		– 0	–	12,808

Total Investments in Securities	290,469		816,058	+		80,800		1,187,327
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	6,646			– 0	–	6,646
Total Return Swap Contracts	– 0	–	6,226			– 0	–	6,226
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(11,318)			– 0	–	(11,318)
Total Return Swap Contracts	– 0	–	(8,805)			– 0	–	(8,805)

Total	$290,469		$808,807			$80,800		$1,180,076

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants			Total
Balance as of 6/20/11 (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(4,962)			(4,962)
Change in unrealized appreciation/depreciation		(11,532)			(11,532)
Purchases		122,865			122,865
Sales		(25,571)			(25,571)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/12	$80,800	$80,800

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$(11,532)	$(11,532)

(a)	Commencement of operations.

AllianceBernstein Corporate Shares - Municipal Income Shares Portfolio

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 106.2%
Long-Term Municipal Bonds - 106.2%
Alabama - 3.5%
Phenix City AL IDB (Meadwestvaco Corp.)
Series 2002A
6.35%, 5/15/35	$200	$200,178
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	200	213,328

		413,506

Alaska - 0.9%
Koyukuk AK Hlth Care Fac (Tanana Chiefs Conference)
7.75%, 10/01/41	100	104,375

Arizona - 3.8%
Downtown Phoenix Hotel Corp. AZ
FGIC Series 2005A
5.00%, 7/01/40	150	128,386
Mohave Cnty AZ IDA (Mohave Correctional Fac Prog)
8.00%, 5/01/25	100	114,375
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	200	200,854

		443,615

California - 11.4%
Assn Bay Area Govt CA Non-Prof (Episcopal Senior Communities)
6.125%, 7/01/41	100	104,538
California ED Fac Auth (Univ of The Pacific)
Series 2012A
5.00%, 11/01/42	100	106,337
California Mun Fin Auth (Azusa Pacific University)
Series 2011B
7.75%, 4/01/31	85	95,038
California Statewide CDA (Rocketship Four-Mosiac Elementary)
Series 2011A
8.50%, 12/01/41	100	104,238
California Statewide CDA (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	146,359
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38 (a)	100	104,264
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1

	Principal Amount (000)	U.S. $ Value
5.125%, 6/01/47	$100	$67,905
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2010B
5.00%, 5/15/31	300	329,835
San Buenaventura CA Hosp (Community Memorial Hlth System)
7.50%, 12/01/41	100	111,555
Southern CA Logistics Arpt Auth Proj
5.00%, 12/01/36	100	63,583
Vernon CA Elec Sys
Series 2012A
5.50%, 8/01/41	100	104,293

		1,337,945

Colorado - 5.1%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2011B
5.00%, 11/15/17	160	184,011
Park Creek Met Dist CO
5.50%, 12/01/37	200	200,674
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	200	212,648

		597,333

District of Columbia - 1.9%
District of Columbia (Center for Strategic and Intl Studies DC)
6.625%, 3/01/41	100	106,771
District of Columbia (Howard Univ)
Series 2011A
6.25%, 10/01/32	100	111,976

		218,747

Florida - 5.3%
Alachua Cnty FL Hlth Fac Auth (Terraces at Bonita Springs)
8.125%, 11/15/46	100	102,314
Capital Trust Agency FL (Million Air One)
7.75%, 1/01/41	100	106,400
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
6.75%, 11/15/21	185	198,664
Mid-Bay Brdg Auth FL
Series 2011A
7.25%, 10/01/40	100	108,824
Palm Beach Cnty FL Hlth Fac Auth (Waterford Retirement Communities)
5.875%, 11/15/37	100	104,288

		620,490

	Principal Amount (000)	U.S. $ Value
Georgia - 1.8%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	$200	$210,822

Idaho - 1.8%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	200	212,888

Illinois - 6.0%
Illinois Finance Auth (Greenfields Of Geneva)
Series 2010C
6.25%, 2/15/16	100	100,064
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	100	93,907
Illinois Finance Auth (Navistar International Corp.)
6.50%, 10/15/40	100	106,262
Illinois Finance Auth (Park Place Of Elmhurst)
6.25%, 8/15/15	100	100,007
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	200	202,370
Illinois Finance Auth (Uno Charter Sch Network, Inc.)
Series 2011A
7.125%, 10/01/41	100	104,325

		706,935

Indiana - 1.7%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	200	197,444

Louisiana - 3.5%
Louisiana Loc Govt Envrn Fac & CDA (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	200	211,456
St John Baptist Parish LA (Marathon Oil Corp.)
Series 2007A
5.125%, 6/01/37	200	202,916

		414,372

Massachusetts - 1.7%
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/13	205	202,864

	Principal Amount (000)	U.S. $ Value
Michigan - 4.5%
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/32	$200	$210,862
Wayne Cnty MI Arpt Auth (Detroit Metro Wayne Cnty Arpt)
NPFGC-RE
5.00%, 12/01/27	300	310,395

		521,257

Missouri - 0.9%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	100	100,384

New Jersey - 3.6%
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	100	99,988
6.40%, 9/15/23	100	100,010
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	100	102,971
Tobacco Settlement Fin Corp. NJ
Series 2007 1A
5.00%, 6/01/41	150	112,826

		415,795

New York - 1.5%
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	100	87,062
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	100	89,335

		176,397

North Carolina - 0.7%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
Series A
6.125%, 10/01/35	100	84,963

Ohio - 3.8%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	150	111,270
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
5.25%, 8/15/46	210	210,080
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	120	127,607

		448,957

	Principal Amount (000)	U.S. $ Value
Pennsylvania - 3.4%
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	$180	$182,293
Montgomery Cnty PA IDA (Philadelphia Presbyterian Homes, Inc.)
6.50%, 12/01/25	200	221,578

		403,871

Puerto Rico - 1.0%
Puerto Rico Pub Fin Corp.
Series B
6.00%, 8/01/26	100	117,398

Rhode Island - 2.2%
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46	150	155,741
Tobacco Settlement Fin Corp. RI (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	100	99,995

		255,736

South Carolina - 3.8%
South Carolina St Public Svc A
5.00%, 1/01/32 (b)	400	440,880

South Dakota - 0.8%
Sioux Falls SD Hlth Fac (Dow Rummel Village)
5.00%, 11/15/26	100	91,379

Tennessee - 1.7%
Johnson City TN Hlth & Ed (Mountain States Health Alliance Auxiliar)
5.50%, 7/01/36	200	203,746

Texas - 13.3%
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	200	214,510
Central TX Regl Mobility Auth
6.00%, 1/01/41	120	128,538
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28	400	476,348
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	200	202,250
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	200	225,418
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	200	222,862
Viridian Mun Mgmt Dist TX

	Principal Amount (000)	U.S. $ Value
9.00%, 12/01/37	$75	$80,977

		1,550,903

Utah - 3.6%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	100	104,891
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	100	105,276
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	100	104,371
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	104,395

		418,933

Virginia - 1.7%
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47	300	193,296

Washington - 11.3%
Washington St GO
5.00%, 7/01/24 (b)	1,000	1,215,630
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27	140	110,099

		1,325,729

Total Investments - 106.2% (cost $11,846,597) (d)		12,430,960
Other assets less liabilities - (6.2)%		(728,200)

Net Assets - 100.0%		$11,702,760

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the market value of this security amounted to $104,264 or 0.89% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Variable rate coupon, rate shown as of January 31, 2012.
(d)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $630,828 and gross unrealized depreciation of investments was $(46,465), resulting in net unrealized $584,363.

As of January 31, 2012, the Fund held 5.5% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation

CDA	-	Community Development Authority
EDA	-	Economic Development Agency
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District

AllianceBernstein Corporate Shares - Municipal Income Shares Portfolio

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$9,213,627		$3,217,333		$12,430,960

Total Investments in Securities		– 0	–	9,213,627		3,217,333		12,430,960
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total	$	– 0	–	$9,213,627		$3,217,333		$12,430,960

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Long-Term Municipal Bonds			Total
Balance as of 04/30/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		2,082			2,082
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		223,349			223,349
Purchases		687,552			687,552
Sales		– 0	–		– 0	–
Transfers in to Level 3		2,304,350			2,304,350
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 01/31/12		$3,217,333			$3,217,333

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/12		$223,349			$223,349

Corporate Shares - Tax-Aware Real Return Shares

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.0%
Long-Term Municipal Bonds - 88.6%
Alaska - 2.1%
Valdez AK Marine Terminal (BP PLC)
Series 2011B
5.00%, 1/01/16	$100	$112,354

California - 5.3%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	185	195,887
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2011C
5.00%, 5/01/22	80	91,167

		287,054

Florida - 11.9%
Broward Cnty FL Sch Brd COP
5.25%, 7/01/22	135	157,931
Citizens Ppty Ins Corp. FL
NPFGC Series A
5.00%, 3/01/16	145	160,034
Florida Mun Pwr Agy
Series 2011B
5.00%, 10/01/23	140	163,328
Florida Ports Fin Commn (Florida St Trnsp Trust Fund)
Series 2011B
5.00%, 6/01/15	100	110,016
Jacksonville FL Sales Tax
5.00%, 10/01/23	50	56,803

		648,112

Georgia - 0.9%
Georgia Mun Elec Auth
NPFGC Series A
5.25%, 1/01/14	45	48,889

Hawaii - 4.2%
Honolulu HI City & Cnty GO
Series 2011B
5.00%, 8/01/26	185	226,325

Indiana - 3.1%
Indianapolis IN Loc Bond Bank (Indianapolis IN Arpt Auth)
AMBAC
5.25%, 1/01/14	100	106,627
Indianapolis IN Loc Bond Bank (Marion Cnty IN Cap Impt Brd)
Series 2011K
5.00%, 6/01/26	55	62,357

		168,984

Louisiana - 1.3%
Louisiana Citizens Ppty Ins Corp.
AMBAC

	Principal Amount (000)	U.S. $ Value
5.25%, 6/01/13	$70	$72,936

Massachusetts - 3.0%
Metropolitan Boston Trnsp Pkg Corp. MA
5.00%, 7/01/26	140	162,681

New Jersey - 2.7%
New Jersey Trnsp Trust FD Auth (New Jersey Trnsp Trust Fund)
NPFGC-RE
5.625%, 6/15/13	135	144,218

New York - 14.5%
Long Island Pwr Auth NY
NPFGC Series 2006D
4.323%, 9/01/15 (a)	100	103,011
New York NY Mun Wtr Fin Auth
5.00%, 6/15/26	185	225,128
New York St Dormitory Auth (New York St Pers Income Tax)
4.00%, 3/15/13	190	198,027
Series 2011C
5.00%, 3/15/25	50	61,091
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
Series 2011A
4.00%, 4/01/13	190	198,005

		785,262

North Carolina - 3.9%
North Carolina Cap Impt Lease
Series 2008A
5.00%, 5/01/26	185	213,429

Oregon - 3.0%
Tri-Cnty Met Trnsp Dist OR Grant Prog
Series 2011A
5.00%, 10/01/25	140	164,741

Pennsylvania - 3.7%
Pennsylvania GO
Series 2010A
5.00%, 5/01/13-7/15/13	155	164,481
Philadelphia PA Gas Works
Series 2011-1975
5.00%, 7/01/14	35	38,073

		202,554

Puerto Rico - 4.5%
Puerto Rico Elec Pwr Auth
Series 2007TT
5.00%, 7/01/21	120	130,651
Puerto Rico GO
NPFGC
6.00%, 7/01/14	60	65,844
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/28	$45	$45,735

		242,230

Texas - 11.1%
Conroe TX ISD GO
5.00%, 2/15/24	180	219,292
Houston TX Arpt Sys
Series 2011A
5.00%, 7/01/19	100	115,280
Houston TX Util Sys
Series 20011E
5.00%, 11/15/13	185	200,244
North Texas Tollway Auth TX (Texas St Hwy Fund Third Tier)
Series 2011D
5.25%, 9/01/26	55	65,995

		600,811

Virginia - 7.6%
Fairfax Cnty VA Econ Dev Dist (Fairfax Cnty VA Trnsp Impt Dist)
5.00%, 4/01/25	185	220,905
Virginia Lease Pub Fac
Series 2003A
5.00%, 8/01/13	180	192,634

		413,539

Washington - 2.0%
Chelan Cnty WA PUD #1
Series 2011B
5.50%, 7/01/25	90	107,188

Wisconsin - 3.8%
Badger Tob Asset Sec Corp. WI
6.125%, 6/01/27 (Pre-refunded/ETM)	200	203,880

Total Long-Term Municipal Bonds (cost $4,561,241)		4,805,187

Short-Term Municipal Notes - 7.4%
Connecticut - 3.7%
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
0.03%, 7/01/36 (b)	200	200,000

Mississippi - 3.7%
Mississippi Business Fin Corp. (Chevron USA, Inc.)
Series 2010L
0.06%, 11/01/35 (b)	200	200,000

Total Short-Term Municipal Notes (cost $400,000)		400,000

Total Municipal Obligations (cost $4,961,241)		5,205,187

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 4.0%
Financial Institutions - 2.2%
Banking - 1.5%
Bank of America Corp.
7.375%, 5/15/14	$25	$26,975
Citigroup, Inc.
6.00%, 12/13/13	25	26,572
Goldman Sachs Group Inc Sr Nt
5.15%, 1/15/14	25	26,278

		79,825

Finance - 0.7%
Capital One Financial Corp.
2.125%, 7/15/14	13	13,021
General Electric Capital Corp.
2.15%, 1/09/15	27	27,597

		40,618

		120,443

Industrial - 1.8%
Communications - Telecommunications - 0.5%
Verizon Communications, Inc.
5.25%, 4/15/13	25	26,397

Consumer Cyclical - Automotive - 0.3%
Daimler Finance North America LLC
6.50%, 11/15/13	14	15,209

Energy - 0.5%
ConocoPhillips
4.75%, 2/01/14	24	25,987

Technology - 0.5%
Hewlett-Packard Co.
1.55%, 5/30/14	27	26,964

		94,557

Total Corporates - Investment Grades (cost $212,262)		215,000

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $17,742)	17,742	17,742

U.S. $ Value
Total Investments - 100.3% (cost $5,191,245) (d)	$5,437,929
Other assets less liabilities - (0.3)%	(16,330)

Net Assets - 100.0%	$5,421,599

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	BCIT3T	25,705	0.54%	$6,500	12/12/12	Barclays Bank PLC	$76,827

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$200	1/31/27	2.628%	CPI	#	$644
Deutsche Bank AG	2,300	6/2/13	2.094%	CPI	#	(5,116)
Deutsche Bank AG	700	6/30/14	1.998%	CPI	#	(2,827)
Deutsche Bank AG	800	7/21/14	2.155%	CPI	#	(8,119)
Deutsche Bank AG	300	6/20/21	2.655%	CPI	#	(6,069)
Deutsche Bank AG	200	9/7/21	2.400%	CPI	#	1,771
JPMorgan Chase Bank, N.A.	4,800	12/12/14	0.914%	LIBOR		(27,711)
JPMorgan Chase Bank, N.A.	4,000	12/12/18	2.018%	LIBOR		(102,444)
JPMorgan Chase Bank, N.A.	100	6/30/26	2.890%	CPI	#	(4,728)
JPMorgan Chase Bank, N.A.	200	7/21/26	2.935%	CPI	#	(11,143)
JPMorgan Chase Bank, N.A.	150	12/23/26	2.484%	CPI	#	3,202

						$(162,540)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of January 31, 2012.

(b)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $246,707 and gross unrealized depreciation of investments was $(23), resulting in net unrealized appreciation of $246,684.

As of January 31, 2012, the Fund held 16.9% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AMBAC	-	Ambac Assurance Corporation
BCIT3T	-	Barclays Capital US Inflation Linked Bonds 1 to 10 Year
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PUD	-	Public Utility District

AllianceBernstein Corporate Shares - Tax-Aware Real Return Shares

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$4,805,187		$	– 0	–	$4,805,187
Short-Term Municipal Notes		– 0	–	400,000			– 0	–	400,000
Corporates - Investment Grades		– 0	–	215,000			– 0	–	215,000
Short-Term Investments		17,742		– 0	–		– 0	–	17,742

Total Investments in Securities		17,742		5,420,187			– 0	–	5,437,929
Other Financial Instruments* :
Assets:
Total Return Swap Contracts		– 0	–	– 0	–		76,827		76,827
Interest Rate Swap Contracts		– 0	–	5,617			– 0	–	5,617
Liabilities:
Interest Rate Swap Contracts		– 0	–	(168,157)			– 0	–	(168,157)

Total		$17,742		$5,257,647			$76,827		$5,352,216

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Total Return Swap Contracts			Total
Balance as of 05/02/11 (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(76,827)			(76,827)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Settlements		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 01/31/12		$76,827			$76,827

Net change in unrealized appreciation/depreciation from Investments held as of 01/31/12		$(76,827)			$(76,827)

(a)	Commencement of operations.

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2012 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 35.9%
Industrial - 17.6%
Basic - 2.9%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20	$15	$15,300
ArcelorMittal
6.125%, 6/01/18	16	16,691
ArcelorMittal USA LLC
6.50%, 4/15/14	10	10,647
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	35	42,465
Dow Chemical Co. (The)
4.25%, 11/15/20	40	42,706
8.55%, 5/15/19	12	15,907
International Paper Co.
5.30%, 4/01/15	20	21,741
7.95%, 6/15/18	30	37,440
Packaging Corp. of America
5.75%, 8/01/13	15	15,774
PPG Industries, Inc.
5.75%, 3/15/13	18	18,914
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	45	56,696

		294,281

Capital Goods - 1.4%
General Electric Co.
5.25%, 12/06/17	55	64,275
Owens Corning
6.50%, 12/01/16	30	33,177
Republic Services, Inc.
5.25%, 11/15/21	15	17,220
5.50%, 9/15/19	25	28,851

		143,523

Communications - Media - 2.2%
CBS Corp.
8.875%, 5/15/19	25	32,903
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25	36,095
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.75%, 10/01/14	15	16,194
News America, Inc.
9.25%, 2/01/13	25	26,861
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	20	24,857
Time Warner Cable, Inc.
7.50%, 4/01/14	20	22,579
Time Warner Entertainment Co. LP
8.375%, 3/15/23	45	60,335

		219,824

Communications - Telecommunications - 1.5%
American Tower Corp.
5.05%, 9/01/20	35	35,475

	Principal Amount (000)	U.S. $ Value
AT&T Corp.
8.00%, 11/15/31	$10	$14,535
AT&T, Inc.
4.45%, 5/15/21	19	21,259
Telecom Italia Capital SA
6.175%, 6/18/14	35	35,175
7.175%, 6/18/19	20	20,250
United States Cellular Corp.
6.70%, 12/15/33	25	25,112

		151,806

Consumer Cyclical - Automotive - 0.3%
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	30	32,707

Consumer Cyclical - Entertainment - 1.4%
Time Warner, Inc.
4.70%, 1/15/21	45	49,722
Turner Broadcasting System, Inc.
8.375%, 7/01/13	45	49,545
Viacom, Inc.
5.625%, 9/15/19	40	46,556

		145,823

Consumer Cyclical - Other - 0.5%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13	45	46,830

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.60%, 3/15/19	20	24,750

Consumer Non-Cyclical - 1.8%
Ahold Finance USA LLC
6.875%, 5/01/29	45	57,342
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	40	42,643
5.875%, 5/15/13	30	31,438
Delhaize Group SA
5.875%, 2/01/14	10	10,811
Diageo Capital PLC
7.375%, 1/15/14	35	39,452

		181,686

Energy - 2.8%
Anadarko Petroleum Corp.
5.95%, 9/15/16	15	17,221
6.45%, 9/15/36	10	11,943
Canadian Natural Resources Ltd.
5.15%, 2/01/13	15	15,618
Marathon Petroleum Corp.
3.50%, 3/01/16	4	4,121
5.125%, 3/01/21	15	15,940
Nabors Industries, Inc.
9.25%, 1/15/19	38	48,010
Noble Energy, Inc.
8.25%, 3/01/19	45	56,991

	Principal Amount (000)	U.S. $ Value
Noble Holding International Ltd.
4.90%, 8/01/20	$70	$75,156
Weatherford International Ltd./Bermuda
9.625%, 3/01/19	30	40,192

		285,192

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20	5	5,640
Hewlett-Packard Co.
4.65%, 12/09/21	29	31,196
Xerox Corp.
8.25%, 5/15/14	45	50,654

		87,490

Transportation - Airlines - 0.4%
Southwest Airlines Co.
5.25%, 10/01/14	20	21,450
5.75%, 12/15/16	15	16,760

		38,210

Transportation - Railroads - 0.1%
Canadian Pacific Railway Co.
6.50%, 5/15/18	10	11,623

Transportation - Services - 1.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	70	68,121
Con-way, Inc.
6.70%, 5/01/34	22	21,598
Ryder System, Inc.
5.85%, 11/01/16	15	17,096
7.20%, 9/01/15	15	17,696

		124,511

		1,788,256

Financial Institutions - 14.1%
Banking - 8.1%
American Express Co.
8.125%, 5/20/19	45	59,236
Bank of America Corp.
5.70%, 1/24/22	20	20,717
7.375%, 5/15/14	25	26,975
Series L
5.65%, 5/01/18	45	46,037
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	70	75,529
5.70%, 11/15/14	30	33,059
Citigroup, Inc.
4.75%, 5/19/15	15	15,794
5.50%, 4/11/13	30	31,133
6.50%, 8/19/13	55	58,330
Compass Bank
5.50%, 4/01/20	75	72,348
Countrywide Financial Corp.
6.25%, 5/15/16	20	20,123

	Principal Amount (000)	U.S. $ Value
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	$8	$7,992
6.00%, 6/15/20	75	79,263
7.50%, 2/15/19	35	39,726
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	45	43,757
National Capital Trust II
5.486%, 3/23/15 (a)	10	9,174
Nationwide Building Society
6.25%, 2/25/20 (a)	100	102,264
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	25	26,869
Wachovia Corp.
5.50%, 5/01/13	50	52,795

		821,121

Finance - 1.1%
General Electric Capital Corp.
4.80%, 5/01/13	70	73,326
SLM Corp.
Series A
5.375%, 5/15/14	40	41,108

		114,434

Insurance - 3.9%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16	10	11,511
Allstate Corp. (The)
6.125%, 5/15/37	29	27,351
Coventry Health Care, Inc.
5.95%, 3/15/17	30	33,969
6.30%, 8/15/14	25	27,209
Genworth Financial, Inc.
6.515%, 5/22/18	16	15,775
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	10	10,178
5.50%, 3/30/20	38	39,505
Humana, Inc.
6.30%, 8/01/18	20	23,089
7.20%, 6/15/18	10	12,025
Lincoln National Corp.
8.75%, 7/01/19	10	12,506
Markel Corp.
7.125%, 9/30/19	25	28,783
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	25	36,807
MetLife, Inc.
7.717%, 2/15/19	10	12,663
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	40	49,174
Principal Financial Group, Inc.
7.875%, 5/15/14	25	27,787
XL Group PLC
5.25%, 9/15/14	25	26,406

		394,738

	Principal Amount (000)	U.S. $ Value
Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15	$28	$29,112

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21	19	20,997
Simon Property Group LP
4.375%, 3/01/21	45	48,899

		69,896

		1,429,301

Utility - 3.7%
Electric - 1.9%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	40	43,075
Ameren Corp.
8.875%, 5/15/14	19	21,453
FirstEnergy Corp. Series C
7.375%, 11/15/31	25	32,179
Nisource Finance Corp.
6.80%, 1/15/19	50	59,408
TECO Finance, Inc.
4.00%, 3/15/16	10	10,599
5.15%, 3/15/20	10	11,381
Wisconsin Energy Corp.
6.25%, 5/15/67	20	20,450

		198,545

Natural Gas - 1.8%
DCP Midstream LLC
5.35%, 3/15/20 (a)	10	10,888
Energy Transfer Partners LP
7.50%, 7/01/38	30	34,773
EQT Corp.
8.125%, 6/01/19	25	29,316
Kinder Morgan Energy Partners LP
4.15%, 3/01/22	28	28,569
TransCanada PipeLines Ltd.
6.35%, 5/15/67	40	40,436
Williams Partners LP
5.25%, 3/15/20	35	38,581

		182,563

		381,108

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20	45	48,219

Total Corporates - Investment Grades (cost $3,568,686)		3,646,884

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 20.5%
United States - 20.5%
U.S. Treasury Bonds
4.625%, 2/15/40	$295	$395,300
5.375%, 2/15/31	105	149,461
U.S. Treasury Notes
1.00%, 8/31/16	715	727,512
2.625%, 4/30/16-11/15/20	745	808,255

Total Governments - Treasuries (cost $2,040,298)		2,080,528

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8%
Non-Agency Fixed Rate CMBS - 9.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	250	275,224
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	220	244,286
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A4
5.553%, 4/10/38	215	238,167
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49	220	243,398

Total Commercial Mortgage-Backed Securities (cost $955,697)		1,001,075

MORTGAGE PASS-THROUGH’S - 8.8%
Agency Fixed Rate 30-Year - 6.6%
Federal National Mortgage Association
4.00%, TBA	635	671,215

Agency Fixed Rate 15-Year - 2.2%
Federal National Mortgage Association
4.50%, TBA	40	42,769
4.50%, 6/01/26	173	184,366

		227,135

Total Mortgage Pass-Through’s (cost $893,254)		898,350

QUASI-SOVEREIGNS - 2.4%
Quasi-Sovereign Bonds - 2.4%
Malaysia - 1.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	100	112,871

Russia - 1.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/18 (a)	115	128,225

	Principal Amount (000)	U.S. $ Value
Total Quasi-Sovereigns (cost $237,311)		$241,096

GOVERNMENTS - SOVEREIGN BONDS - 1.1%
Poland - 0.6%
Poland Government International Bond
3.875%, 7/16/15	$55	56,513

Russia - 0.5%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (a)	46	54,421

Total Governments - Sovereign Bonds (cost $111,059)		110,934

CORPORATES - NON-INVESTMENT GRADE - 0.3%
Financial Institutions - 0.3%
Insurance - 0.3%
XL Group PLC
Series E
6.50%, 4/15/17 (cost $29,433)	35	29,181

SHORT-TERM INVESTMENTS - 27.4%
Time Deposit - 27.4%
State Street Time Deposit 0.01%, 2/01/12 (cost $2,781,135)	2,781	2,781,135

Total Investments - 106.2% (cost $10,616,873) (b)		10,789,183
Other assets less liabilities - (6.2)%		(626,275)

Net Assets - 100.0%		$10,162,908

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate market value of these securities amounted to $691,484 or 6.8% of net assets.
(b)	As of January 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $198,573 and gross unrealized depreciation of investments was $(26,263), resulting in net unrealized appreciation of $172,310.

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Corporate Shares-Taxable Multi-Sector Income Shares

January 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2012:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$	– 0	–	$3,646,884		$	– 0	–	$3,646,884
Governments - Treasuries		– 0	–	2,080,528			– 0	–	2,080,528
Commercial Mortgage-Backed Securities		– 0	–	519,510			481,565		1,001,075
Mortgage Pass-Through’s		– 0	–	898,350			– 0	–	898,350
Quasi-Sovereigns		– 0	–	241,096			– 0	–	241,096
Governments - Sovereign Bonds		– 0	–	110,934			– 0	–	110,934
Corporates - Non-Investment Grade		– 0	–	29,181			– 0	–	29,181
Short-Term Investments		– 0	–	2,781,135			– 0	–	2,781,135

Total Investments in Securities		– 0	–	10,307,618			481,565		10,789,183
Other Financial Instruments*		– 0	–	– 0	–		– 0	–	– 0	–

Total	$	– 0	–	$10,307,618			$481,565		$10,789,183

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Investment Grades			Commercial Mortgage-Backed Securities		Total
Balance as of 4/30/11		$19,125		$1,195,035		$1,214,160
Accrued discounts/(premiums)		– 0	–	(1,140)		(1,140)
Realized gain (loss)		– 0	–	5,984		5,984
Change in unrealized appreciation/depreciation		– 0	–	(17,385)		(17,385)
Purchases		– 0	–	– 0	–	– 0	–
Sales		– 0	–	(700,929)		(700,929)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		(19,125)		– 0	–	(19,125)

Balance as of 1/31/12	$	– 0	–	$481,565		$481,565

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/12	$	– 0	–	$8,205		$8,205

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 22, 2012